Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options, Outstanding at beginning of year	13,448		13,337	14,192
Options, Granted	1,930		2,955	2,125
Options, Exercised	(2,712)		(1,944)	(2,324)
Options, Expired				(602)
Options, Forfeited	(64)		(900)	(54)
Options, Outstanding at December 31	12,602	[1]	13,448	13,337
Options, Exercisable at December 31	8,001		8,530	8,429
Weighted average exercise price, Outstanding at beginning of year	$ 35.24		$ 28.50	$ 23.85
Weighted average exercise price, Granted	$ 49.77		$ 54.24	$ 52.92
Weighted average exercise price, Exercised	$ 20.56		$ 21.80	$ 22.83
Weighted average exercise price, Expired				$ 26.97
Weighted average exercise price, Forfeited	$ 44.79		$ 26.69	$ 27.89
Weighted average exercise price, Outstanding at December 31	$ 40.58		$ 35.24	$ 28.50
Weighted average exercise price, Exercisable at December 31	$ 35.22		$ 28.20	$ 24.21

[1]	As of December 31, 2013 , approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.